RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at FVOCI (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,966,356	21,608,992
Investment securities at fair value
Disclosure of financial assets [line items]
Financial assets	30,488,831	22,947,186
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,966,356	21,608,992
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	19,264,465	15,884,375
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	9,701,891	5,724,617
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	28,949,052	21,608,992
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	19,264,465	15,884,375
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	9,684,587	5,724,617
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired
Disclosure of financial assets [line items]
Financial assets	17,304
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired | Speculative grade
Disclosure of financial assets [line items]
Financial assets	17,304
Sovereign | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	16,266,158	12,590,020
Sovereign | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	6,244,363	4,051,354
Sovereign | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	16,266,158	12,590,020
Sovereign | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	6,227,407	4,051,354
Sovereign | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired | Speculative grade
Disclosure of financial assets [line items]
Financial assets	16,956
Other Public Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	461,072	465,677
Other Public Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	461,072	465,677
Central Banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	196,524
Central Banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	1,666,398	970,095
Central Banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	196,524
Central Banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	1,666,050	970,095
Central Banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired | Speculative grade
Disclosure of financial assets [line items]
Financial assets	348
Corporate | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	529,443	228,447
Corporate | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	478,079	152,303
Corporate | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	529,443	228,447
Corporate | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	478,079	152,303
Financial Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	1,618,569	2,504,060
Financial Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	1,293,864	550,865
Financial Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	1,618,569	2,504,060
Financial Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	1,293,864	550,865
Multilaterals | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	192,699	96,171
Multilaterals | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	19,187
Multilaterals | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	192,699	$ 96,171
Multilaterals | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	$ 19,187